Prepayments and other assets - Aging of loans receivable (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total loans	¥ 39,179	¥ 70,325
1-29 days past Due
Financing Receivable, Past Due [Line Items]
Total loans		200
30-89 days past Due
Financing Receivable, Past Due [Line Items]
Total loans	2,670	106
90-179 days past Due
Financing Receivable, Past Due [Line Items]
Total loans	1,070	3,690
Over 180 days past Due
Financing Receivable, Past Due [Line Items]
Total loans	21,635	20,407
Total past Due
Financing Receivable, Past Due [Line Items]
Total loans	25,375	24,403
Current
Financing Receivable, Past Due [Line Items]
Total loans	¥ 13,804	¥ 45,922